Note 13 - Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Omnibus Agreement [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 4.0
Prorated Annual Administrative Fee	3.8
Costs and Expenses, Related Party	0.5
SBG Disposal, LLC [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Costs and Expenses, Related Party		1.8
Rud Transportation, LLC [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Revenue from Related Parties	2.1	1.8	0.7
Accounts Receivable, Related Parties, Current	0.3	0.4
Alati Arnegard, LLC [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Accounts Receivable, Related Parties, Current	0.1	0.1
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	25.00%
Management Fees Revenue	0.6	0.2
Cypress Energy Management - Bakken Operations, LLC [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Increase (Decrease) in Employee Related Liabilities	3.2	0.8
Accounts Payable, Related Parties	0.2	0.1
TIR Inc [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		$ 0.9
TIR-Foley [Member]
Note 13 - Related-Party Transactions (Details) [Line Items]
Number of Employee Owners		2